CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Additional Capital [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Translation Differences [Member]	Other Reserves [Member]	Non-Controlling Interest [Member]
Balance at Dec. 31, 2018	$ 861,668	$ 1,427	$ 1,145,107	$ (1,364)	$ (285,383)	$ 32	$ 1,848	$ 0
Balance (in shares) at Dec. 31, 2018		142,700,046
Changes in equity
Net income/(loss) after tax	(2,181)				(2,178)			(4)
Other comprehensive income/(loss)	(45)				0	(45)
Total comprehensive income/(loss) for the period	(2,227)				(2,178)	(45)		(4)
Cash dividends declared and paid	(21,345)				(21,345)
Purchase of treasury shares	(3,248)			(3,248)
Adjustment related to non-controlling interest	3							3
Retirement of treasury shares	0	$ (11)	(4,602)	4,612
Retirement of treasury shares (in shares)		(1,061,241)
Compensation related to options and restricted stock	1,877	$ 8	2,594				(725)
Compensation related to options and restricted stock (in shares)		780,136
Balance at Sep. 30, 2019	836,728	$ 1,424	1,143,100	0	(308,905)	(13)	1,123	0
Balance (in shares) at Sep. 30, 2019		142,418,941
Balance at Dec. 31, 2018	861,668	$ 1,427	1,145,107	(1,364)	(285,383)	32	1,848	0
Balance (in shares) at Dec. 31, 2018		142,700,046
Changes in equity
Cash dividends declared and paid	(28,700)
Balance at Dec. 31, 2019	932,449	$ 1,468	1,169,537	0	(240,165)	73	1,531	5
Balance (in shares) at Dec. 31, 2019		146,819,401
Changes in equity
Net income/(loss) after tax	258,654				258,647			7
Other comprehensive income/(loss)	(26)				0	(26)
Total comprehensive income/(loss) for the period	258,627				258,647	(26)		7
Cash dividends declared and paid	(180,509)				(180,509)
Conversion of convertible bonds	119,818	$ 234	119,584
Conversion of convertible bonds (in shares)		23,377,397
Compensation related to options and restricted stock	4,124	$ 6	2,383				1,735
Compensation related to options and restricted stock (in shares)		601,530
Balance at Sep. 30, 2020	$ 1,134,510	$ 1,708	$ 1,291,505	$ 0	$ (162,027)	$ 47	$ 3,266	$ 12
Balance (in shares) at Sep. 30, 2020		170,798,328